Debt - Summary of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	$ 1,287,248	$ 1,174,581
2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	311,965
2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	128,842
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	111,469
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	104,893
2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	83,499
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	$ 546,580